COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Jan. 31, 2020 USD ($)
Commitments
Retention Bonus Payable	$ 120,000
In the event of remaining employees terminated as part of merger
Commitments
Severance Costs	$ 75,000